Credit Risk (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of credit risk exposure [abstract]
Summary of Concentration of Credit Risk
Concentration of Credit Risk

(millions of Canadian dollars,	As at
except as noted)	Loans and customers ' liability under acceptances 1,2		Credit Instruments 3,4		Derivative financial instruments 5,6

	October 31 2021	October 31 2020	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Canada	70%	66%	36%	37%	25%	24%
United States	29	33	59	59	34	27
United Kingdom	–	–	1	1	13	22
Europe – other	–	–	3	2	18	18

Other international	1	1	1	1	10	9

Total	100%	100%	100%	100%	100%	100%
	$742,672	$734,958	$259,414	$264,000	$49,929	$51,225

1
Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded
5
% of the total concentration as at October 31, 2021 was real estate 10% (October 31, 2020 – 10%).

2	Includes loans that are measured at FVOCI.
3
As at October 31, 2021, the Bank had commitments and contingent liability contracts in the amount of $259 billion (October 31, 2020 – $264 billion). Included are commitments to extend credit totalling $228 billion (October 31, 2020 – $233 billion), of which the credit risk is dispersed as detailed in the table above.

4
Of the commitments to extend credit, industry segments which equalled or exceeded 5% of the total concentration were as follows as at October 31, 2021: financial institutions 21% (October 31, 2020 – 21%); automotive 9% (October 31, 2020 – 9%); pipelines, oil and gas 8% (October 31, 2020 – 10%); power and utilities 7% (October 31, 2020 – 8%); sundry manufacturing and wholesale 7% (October 31, 2020 – 7%); professional and other services 7% (October 31, 2020 – 6%); telecommunications, cable, and media 6% (October 31, 2020 – 6%).

5
As at October 31, 2021, the current replacement cost of derivative financial instruments, excluding the impact of master netting agreements and collateral, amounted to $50 billion (October 31, 2020 – $51 billion). Based on the location of the ultimate counterparty, the credit risk was allocated as detailed in the table above. The table excludes the fair value of exchange traded derivatives.

6
The largest concentration by counterparty type was with financial institutions (including non-banking financial institutions), which accounted for 70% of the total as at October 31, 2021 (October 31, 2020 – 64%). The second largest concentration was with governments, which accounted for 19% of the total as at October 31, 2021 (October 31, 2020 – 24%). No other industry segment exceeded 5% of the total.

Summary of Gross Maximum Credit Risk Exposure
The following table presents the maximum exposure to credit risk of financial instruments, before taking account of any collateral held or other credit enhancements.
Gross Maximum Credit Risk Exposure

(millions of Canadian dollars)		As at

	October 31 2021	October 31 2020
Cash and due from banks	$5,931	$6,445
Interest-bearing deposits with banks	159,962	164,149
Securities 1
Financial assets designated at fair value through profit or loss
Government and government-insured securities	2,161	2,069
Other debt securities	2,403	2,668
Trading
Government and government-insured securities	42,048	59,037
Other debt securities	18,365	18,968
Retained interest	9	14
Non-trading securities at fair value through profit or loss
Government and government-insured securities	155	388
Other debt securities	6,320	4,114
Securities at fair value through other comprehensive income
Government and government-insured securities	57,780	78,283
Other debt securities	15,085	19,901
Debt securities at amortized cost
Government and government-insured securities	208,559	174,593
Other debt securities	60,380	53,086
Securities purchased under reverse purchase agreements	167,284	169,162
Derivatives 2	54,427	54,242
Loans
Residential mortgages	268,079	251,915
Consumer instalment and other personal	188,291	183,440
Credit card	28,933	29,778
Business and government	237,319	252,390
Trading loans	12,405	12,959
Non-trading loans at fair value through profit or loss	2,337	3,718
Loans at fair value through other comprehensive income	1,602	2,502
Customers’ liability under acceptances	18,448	14,941
Amounts receivable from brokers, dealers, and clients	32,357	33,951

Other assets	5,927	7,326
Total assets	1,596,567	1,600,039
Credit instruments 3	259,414	264,000

Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines	318,025	320,823
Total credit exposure	$2,174,006	$2,184,862

1	Excludes equity securities.
2	The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
3
The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may differ from the amount reported above. Refer to Note 27 for further details.